UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul M. Ruddock
Title:  Limited Partner
Phone:  44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock               London, England           January 26, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $568,415
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                           FORM 13F INFORMATION TABLE
                                December 31, 2005


COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                                           VALUE       SHRS OR  SH/  PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP      (x$1000)     PRN AMT  PRN  CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 --------------  -----      --------     -------  ---  ----   ----------  --------  ----  ------  ----
CARNIVAL CORP                  PAIRED CTF      143658300    65,025      12,161       PUT    SOLE                  SOLE
ACCENTURE LTD BERMUDA          CL A            G1150G111     2,913     100,900  SH          SOLE                  SOLE
ALLSTATE CORP                  COM             020002101     3,406      63,000  SH          SOLE                  SOLE
BANCO BRADESCO S               SP ADR PFD NEW  059460303     1,020      35,000  SH          SOLE                  SOLE
BANCO ITAU HLDG FINANCIERA S   SP ADR 500 PFD  059602201     1,081      45,000  SH          SOLE                  SOLE
CLEVELAND-CLIFFS INC           COM             185896107    57,172     645,500  SH          SOLE                  SOLE
ENDURANCE SPECIALITY HLDGS LT  SHS             G30397106    13,532     377,470  SH          SOLE                  SOLE
E TRADE FINANCIAL CORP         COM             269246104    38,053   1,824,200  SH          SOLE                  SOLE
GFI GROUP INC                  COM             361652209    18,571     391,554  SH          SOLE                  SOLE
INTERNATIONAL BUSINESS MACHS   COM             459200101     2,450      29,800  SH          SOLE                  SOLE
INCO LTD                       COM             453258402    44,415   1,019,400  SH          SOLE                  SOLE
INTERCONTINENTAL EXCHANGE INC  COM             45865V100     9,088     250,000  SH          SOLE                  SOLE
ISHARES                        MSCI BRAZIL     464286400    15,617     468,000  SH          SOLE                  SOLE
KINROSS GOLD CORP              COM NO PAR      496902404     2,766     300,000  SH          SOLE                  SOLE
MARCHEX INC                    CL B            56624R108     2,249     100,000  SH          SOLE                  SOLE
MERCK & CO INC                 COM             589331107     6,839     215,000  SH          SOLE                  SOLE
MORGAN STANLEY                 COM NEW         617446448    31,207     550,000  SH          SOLE                  SOLE
NASDAQ STOCK MARKET INC        COM             631103108    20,660     587,269  SH          SOLE                  SOLE
PFIZER INC                     COM             717081103     7,229     310,000  SH          SOLE                  SOLE
PHARMACEUTICAL HOLDRS TRUST    DEPOSITRYTRCPT  71712A206    18,955     272,145  SH          SOLE                  SOLE
RENAISSANCERE HOLDINGS LTD     COM             G7496G103     1,147      26,000  SH          SOLE                  SOLE
SEMICONDUCTOR HLDRS TR         DEP RCPT        816636203    29,312     800,000  SH          SOLE                  SOLE
SMURFIT-STONE CONTAINER CORP   COM             832727101     2,267     160,000  SH          SOLE                  SOLE
TIME WARNER INC                COM             887317105     2,489     142,700  SH          SOLE                  SOLE
TRANSOCEAN INC                 ORD             G90078109   156,542   2,246,267  SH          SOLE                  SOLE
UNIBANCO UNIAO DE BANCOS BRA   GDR REP PFD UT  90458E107     1,201      18,900  SH          SOLE                  SOLE
VIACOM INC                     CL B            925524308     2,543      78,000  SH          SOLE                  SOLE
WYETH                          COM             983024100     7,095     154,000  SH          SOLE                  SOLE
XL CAP LTD                     CL A            G98255105     3,571      53,000  SH          SOLE                  SOLE




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